Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Basic and Diluted Income (Loss) per Share

The components of basic and diluted income (loss) per share are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
	$	$	$	$
Net income (loss)	4,589	(5,724)	31,021	(7,677)

Weighted average number of common shares - basic	83,676,425	83,591,030	83,646,230	83,591,030

Dilutive effect of stock-based awards	290,449	—	316,165	—
Weighted average number of common shares - diluted	83,966,874	83,591,030	83,962,395	83,591,030

Net income (loss) per common share:
- Basic	0.05	(0.07)	0.37	(0.09)
- Diluted	0.05	(0.07)	0.37	(0.09)